Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 04, 2018
Registrant Name	dei_EntityRegistrantName	VANGUARD SCOTTSDALE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001021882
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2018
Prospectus Date	rr_ProspectusDate	Sep. 04, 2018